Accounts Payable and Accrued Liablilities (Tables)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Accounts payable and accrued expenses consist of the following:

	As of
	December 31, 2015	December 31, 2014
Accounts payable	$11,934	$7,934
Accrued operating	2,371	6,111
Accrued administrative	1,909	1,766
Accounts payable and accrued expenses	$16,214	$15,811